Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 75,767	$ 98,521	$ 124,295
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,332	1,398
Long-term investments - common shares held	164,753	95,608
Long-term investments - warrants held		124
Convertible note receivable	12,899	15,777
Total net financial assets measured at fair value	254,751	211,428
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	164,753	95,608
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	75,767	98,521
Total net financial assets measured at fair value	240,520	194,129
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	164,753	95,608
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,332	1,398
Long-term investments - warrants held		124
Total net financial assets measured at fair value	1,332	1,522
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible note receivable	12,899	15,777
Total net financial assets measured at fair value	$ 12,899	$ 15,777